Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	$ 14,406	$ 13,450
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Premium deficiency reserve	(594)	(9)
Structured settlement annuities
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	7,075	6,500
Structured settlement annuities | Maximum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	9.30%
Structured settlement annuities | Minimum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	0.00%
Other immediate fixed annuities
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	2,350	2,205
Other immediate fixed annuities | Maximum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	11.50%
Other immediate fixed annuities | Minimum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	0.90%
Traditional life insurance
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	3,004	2,938
Traditional life insurance | Maximum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	11.30%
Traditional life insurance | Minimum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	4.00%
Accident and health insurance
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	1,859	1,720
Accident and health insurance | Maximum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	5.30%
Accident and health insurance | Minimum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	3.00%
Other
Reserve for life-contingent benefits:
Total reserve for life-contingent contract benefits	$ 118	$ 87
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Percentage of Annuity 2000 mortality table rate used in calculating the reserve for variable annuity guaranteed minimum death benefits	100.00%
Other | Maximum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	5.10%
Other | Minimum
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Life contingent contract benefits, interest rate assumptions (as a percent)	4.00%